UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return
Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 100.3%
Asset Backed Securities 2.4%
			American Express Credit Account Master Trust, Sec’d Notes, Ser. 2004-C, Class C
Baa2	$620	(g)	2.26%, 2/15/12	$620,000
			Bank One Issuance Trust, Series 2003-C1, Class C1
Baa2	740		4.54%, 9/15/10	756,072
			Credit Suisse First Boston Mortgage Securities Corp., Series 2000-HE1, Class B
Baa3	700	(g)	4.11%, 12/15/30	703,068
			Equity One, Inc., Ser. 2004-3, Class M1
Aa2	520		5.70%, 7/25/34	530,149
			MBNA Master Credit Card Trust II, Ser. 1999-J
Aaa	4,700	(a)	7.00%, 2/15/12	5,355,562

			Total asset backed securities	7,964,851

Domestic Corporate Bonds 44.5%
			Albertson’s, Inc., Sr. Notes,
Baa2	520		8.00%, 5/1/31	627,878
			Altria Group, Inc., Notes,
Baa2	400		7.00%, 7/15/05	409,864
Baa2	325		7.65%, 7/1/08	353,532
			American Standard, Inc., Sr. Notes,
Ba2	220		7.375%, 4/15/05	224,400
Ba2	855		7.625%, 2/15/10	968,287
			AMFM, Inc., Gtd. Notes
Baa3	1,055		8.00%, 11/1/08	1,196,400
			Aon Corp., Sr. Notes,
Baa2	65		7.375%, 12/14/12	74,754
			AT&T Corp., Sr. Notes,
Ba1	825		8.05%, 11/15/11	922,969
			AT&T Wireless Services, Inc., Notes,
Baa2	500		8.125%, 5/1/12	604,163
			Sr. Notes,
Baa2	575		8.75%, 3/1/31	754,993
			Auburn Hills Trust, Gtd. Notes,
A3	495		12.375%, 5/1/20	760,755
			Bank of America Corp., Sr. Notes,
Aa2	700		7.80%, 2/15/10	726,937
Aa3	400		5.375%, 6/15/14	469,900
			Bank United Corp., Sr. Sub. Notes,
Baa1	2,750		8.875%, 5/1/07	3,093,563
			BellSouth Corp., Debs.,
A2	700		6.55%, 6/15/34	736,822
			Notes,
A2	1,475		4.20%, 9/15/09	1,483,480

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
			BJ Services Co., Notes, Ser. B
Baa2	2,000		7.00%, 2/1/06	2,074,038
			Briggs & Stratton Corp., Sr. Notes,
Ba1	980		8.875%, 3/15/11	1,169,875
			Bristol-Myers Squibb Co., Notes,
A1	295		5.75%, 10/1/11	316,349
			Calenergy, Inc., Sr. Notes,
Baa3	2,000		7.23%, 9/15/05	2,082,578
			Cardinal Health, Inc., Notes
Baa3	1,295		6.50%, 6/13/13	1,416,116
Baa2	1,265		6.875%, 2/1/06	1,330,100
			Capital One Bank, Sr. Notes,
Baa3	50		6.75%, 2/15/11	53,818
			CenterPoint Energy Houston Electric LLC, First Mtge. Bonds, Ser. J
Baa2	750		5.70%, 3/15/13	795,373
			Certegy, Inc., Notes,
Baa2	650		4.75%, 9/15/08	669,449
			Charter Communications Operating LLC, Sr. Notes,
B2	545		8.00%, 4/30/12	543,638
			Chesapeake Energy Corp., Sr. Notes,
Ba3	1		8.125%, 4/1/11	625
			CIT Group, Inc., Sr. Notes,
A2	65		5.50%, 11/30/07	68,961
			Citigroup, Inc., Sr. Sub. Notes,
Aa2	1,859	(h)	5.00%, 9/15/14	1,861,528
Aa2	285		5.875%, 2/22/33	284,002
			Citizens Communications Co., Notes,
Ba3	1,900		8.50%, 5/15/06	2,037,750
			Clear Channel Communications, Inc., Sr. Notes
Baa3	425		4.40%, 5/15/11	410,333
			Comcast Corp., Notes
Baa3	70		7.05%, 3/15/33	76,793
			Commonwealth Edison Co., Notes,
Baa1	3,500		7.625%, 1/15/07	3,827,904
			Computer Associates International, Inc., Sr. Notes,
Ba1	590		6.375%, 4/15/05	603,275
			Computer Sciences Corp., Sr. Notes,
A3	135		6.75%, 6/15/06	143,359
			ConocoPhillips, Notes,
A3	600		6.375%, 3/30/09	664,736
			Consumers Energy Co., First Mtge. Bonds, Ser. D,
Baa3	250		5.375%, 4/15/13	257,332
			Sr. Notes,
Baa3	1,000		6.25%, 9/15/06	1,054,244
			Continental Airlines, Inc., Pass-thru Certs., Ser. 1998-3, Class A-2,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Baa3	595		6.32%, 11/1/08	580,049
			Ser. 2000-1, Class A-1,
Baa3	594		8.048%, 11/1/20	578,925
			Ser. RJ04, Class B,
Ba2	547		9.558%, 9/1/19	543,686
			CSC Holdings, Inc., Sr. Notes,
B1	1,000		7.875%, 12/15/07	1,061,250
			DaimlerChrysler North America Holding Corp.,
			M.T.N.,
A3	2,000	(g)	2.34%, 5/26/06	2,007,404
A3	700	(g)	2.343%, 9/10/07	700,741
			Gtd. Notes,
A3	500		8.50%, 1/18/31	611,203
			Developers Diversified Reality Co., Notes,
Baa3	600		5.25%, 4/15/11	608,547
			Devon Financing Corp., Notes,
Baa2	400		6.875%, 9/30/11	451,307
			Dominion Resources, Inc., Sr. Notes, Ser.A
Baa1	1,400		2.80%, 2/15/05	1,401,771
			Dow Chemical Co. (The), Debs.,
A3	300		9.00%, 4/1/21	387,077
			Sr. Notes,
A3	400		5.75%, 11/15/09	429,253
A3	450		6.125%, 2/1/11	491,085
			Duke Capital LLC, Sr. Notes,
Baa3	800		4.331%, 11/16/06	814,434
			Duke Energy Field Services LLC, Notes,
Baa2	2,000		7.50%, 8/16/05	2,078,212
			Eastman Chemical Co., Notes,
Baa2	205	(b)	7.00%, 4/15/12	233,148
			Electronic Data Systems Corp., Notes,
Ba1	1,705	(b)	6.85%, 10/15/04	1,707,101
			Energy East Corp., Notes,
Baa2	500		6.75%, 6/15/12	555,307
Baa2	15		6.75%, 9/15/33	16,122
			Enterprise Products Operating L.P., Sr. Notes,
Baa3	900	(h)	4.00%, 10/15/07	904,967
Baa3	550	(h)	5.60%, 10/15/14	554,182
			Equifax, Inc., Notes,
Baa1	375		4.95%, 11/1/07	391,755
			Equity One, Inc., Gtd. Notes,
Baa3	500		3.875%, 4/15/09	486,569
			ERP Operating L.P., Notes,
Baa1	1,200		6.63%, 4/13/05	1,225,879
			FedEx Corp., Notes,
Baa2	1,250		2.65%, 4/1/07	1,229,565
			First Data Corp., Notes,
A1	700		3.90%, 10/1/09	698,997

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
A1	940		4.85%, 10/1/14	944,362
			FirstEnergy Corp., Notes, Ser. A,
Baa3	450		5.50%, 11/15/06	468,414
			Ser. B,
Baa3	905		6.45%, 11/15/11	987,237
			Ser. C,
Baa3	250		7.375%, 11/15/31	280,773
			Ford Motor Credit Co., Notes,
A3	1,760		7.375%, 2/1/11	1,914,021
A3	90	(b)	7.00%, 10/1/13	95,156
			Gap, Inc. (The), Notes,
Ba1	1,300		6.90%, 9/15/07	1,413,750
			General Electric Capital Corp., M.T.N., Ser. A
Aaa	4,000		6.125%, 2/22/11	4,410,748
			General Motors Acceptance Corp., Notes,
A3	755		6.875%, 9/15/11	792,012
			General Motors Corp., Debs.,
Baa1	1,025		8.375%, 7/15/33	1,088,929
			GlaxoSmithKline Capital, Inc., Gtd. Notes,
Aa2	115		4.375%, 4/15/14	112,760
			Goldman Sachs Group LP, Notes,
Aa3	150		5.00%, 10/1/14	148,373
			Goldman Sachs Group, Inc. (The), Sub. Notes,
A1	1,600		6.345%, 2/15/34	1,605,043
			Goodrich Corp., Notes,
Baa3	1,300		6.45%, 12/15/07	1,403,505
			Halliburton Co., Notes
Baa2	135		5.50%, 10/15/10	141,424
			Harrah’s Operating Co., Inc., Sr. Sub. Notes,
Baa3	1,035		7.875%, 12/15/05	1,093,219
Ba1	500		7.125%, 6/1/07	542,506
			Hartford Financial Services Group, Inc. (The), Sr. Notes,
A3	600		2.375%, 6/1/06	593,431
			HCA, Inc., Notes,
Ba1	450		6.91%, 6/15/05	460,206
Ba1	3,000	(h)	7.125%, 6/1/06	3,164,967
			Hercules, Inc., Sr. Sub. Notes,
Ba3	700		11.125%, 11/15/07	831,250
Ba2	600	(h)	6.75%, 10/15/29	612,000
			Hewlett-Packard Co., Notes,
A3	120		7.15%, 6/15/05	123,935
			Hilton Hotels Corp., Notes,
Baa3	375	(b)	7.625%, 12/1/12	435,938
			Hospira, Inc., Notes,
Baa3	300		5.90%, 6/15/14	314,873

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
			Host Marriott L.P., Gtd. Notes, Ser. E,
Ba3	550		8.375%, 2/15/06	580,250
			Sr. Notes,
Ba3	475	(h)	7.00%, 8/15/12	499,937
			Household Finance Corp., Notes,
A1	215		4.625%, 1/15/08	221,925
A1	155		6.75%, 5/15/11	174,461
			Hyundai Motor Manufacturing LLC, Gtd. Notes,
Ba1	500	(h)	5.30%, 12/19/08	513,209
			ICI Wilmington, Inc., Gtd. Notes,
Baa3	540		4.375%, 12/1/08	546,213
Baa3	780		5.625%, 12/1/13	801,558
			IMC Global, Inc., Debs.,
B2	550	(b)	6.875%, 7/15/07	583,000
			International Business Machines Corp., Debs.,
A1	750		8.375%, 11/1/19	987,676
			International Lease Finance Corp., Notes,
A1	600		2.95%, 5/23/06	598,469
			International Paper Co., Notes
Baa2	300		5.25%, 4/1/16	294,423
			iStar Financial, Inc., Sr. Notes,
Baa3	575		5.18%, 4/1/11	573,741
Baa3	555		5.70%, 3/1/14	556,207
			J.P. Morgan Chase & Co., Sr. Sub. Notes,
A1	350	(b)	6.75%, 2/1/11	393,770
			Jabil Circuit, Inc., Sr. Notes,
Baa3	400	(b)	5.875%, 7/15/10	418,454
			JC Penney Co., Inc., Notes,
Ba3	825		7.375%, 8/15/08	911,625
			KB Home, Sr. Notes,
Ba1	340		7.75%, 10/15/04	340,595
			Kerr-McGee Corp., Notes,
Baa3	1,500		5.875%, 9/15/06	1,570,891
			Kraft Foods, Inc., Notes,
A3	150		5.25%, 6/1/07	156,983
A3	795		5.625%, 11/1/11	839,722
A3	425		6.25%, 6/1/12	464,323
			Kroger Co. (The), Gtd. Notes,
Baa2	500		6.75%, 4/15/12	559,161
			L-3 Communications Corp., Sr. Sub. Notes,
Ba3	380		6.125%, 1/15/14	380,000
			Lear Corp., Sr. Notes, Ser. B
Baa3	1,040	(b)	7.96%, 5/15/05	1,072,447
			Lubrizol Corp. (The), Sr. Notes,
Baa3	200		5.78%, 12/1/08	208,993
			Debs.,
Baa3	200		6.50%, 10/1/34	195,104

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
			Sr. Notes,
Baa3	1,100		4.625%, 10/1/09	1,100,206
Baa3	700		5.50%, 10/1/14	695,213
			Marathon Oil Corp., Notes,
Baa1	350		6.80%, 3/15/32	390,491
			MeadWestvaco Corp., Gtd. Notes,
Baa2	900	(b)	6.85%, 4/1/12	1,002,544
			Merrill Lynch & Co., Inc., M.T.N.,
Aa3	650		4.125%, 9/10/09	651,774
			MGM MIRAGE, Sr. Notes,
Ba1	1,200		6.00%, 10/1/09	1,216,500
			Midland Funding II, Bonds, Ser. B
Ba3	800		13.25%, 7/23/06	903,583
			Miller Brewing Co., Gtd. Notes,
Baa1	795	(h)	5.50%, 8/15/13	828,903
			Motorola, Inc., Notes,
Baa3	725		4.608%, 11/16/07	744,894
Baa3	235		7.625%, 11/15/10	275,003
			National Rural Utilities Cooperative Finance Corp., M.T.N.,
A2	275		7.25%, 3/1/12	318,247
			NiSource Finance Corp., Gtd. Notes,
Baa3	200		7.625%, 11/15/05	210,159
Baa3	970		7.875%, 11/15/10	1,146,286
			Northern State Power Co., First Mtge. Bonds, Ser. B
A2	400		8.00%, 8/28/12	488,658
			Occidental Petroleum Corp., M.T.N.,
Baa1	900		4.25%, 3/15/10	904,652
			Ocean Energy, Inc., Sr. Notes,
Baa3	150		7.25%, 10/1/11	170,372
			Oncor Electric Delivery Co., Sr. Sec’d. Notes,
Baa1	700		6.375%, 1/15/15	772,467
			Pacific Gas & Electric Co., First Mtge. Bonds,
Baa2	1,360		6.05%, 3/1/34	1,384,211
			Pactiv Corp., Debs.,
Baa2	1,759		8.125%, 6/15/17	2,203,723
			Park Place Entertainment Corp., Sr. Sub. Notes,
Ba2	1,060		7.875%, 12/15/05	1,115,650
			Parker & Parsley Petroleum Co., Sr. Notes,
Baa3	1,140		8.875%, 4/15/05	1,175,992
			Pharmacia Corp., Debs.,
Aaa	230		6.50%, 12/1/18	265,446
			Pioneer Natural Resources Co., Sr. Notes,
Baa3	715		5.875%, 7/15/16	746,148
			Plains All American Pipeline L.P., Sr. Notes,
Baa3	920		5.625%, 12/15/13	951,610
			PNC Funding Corp., Sr. Sub. Notes,
A3	300		7.50%, 11/1/09	346,053
			Procter & Gamble Co. (The),

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value

			Notes,
Aa3	700		4.95%, 8/15/14	717,039
			Bonds,
Aa3	500		5.80%, 8/15/34	522,584
			Quest Diagnostics, Inc., Sr. Notes,
Baa2	3,175		6.75%, 7/12/06	3,371,606
			Raytheon Co., Notes,
Baa3	100		4.50%, 11/15/07	103,257
			Rockwell International Corp., Debs.,
A3	1,500		5.20%, 1/15/98	1,221,297
			RPM International, Inc., Bonds,
Baa3	600		6.25%, 12/15/13	628,108
			Sr. Notes,
Baa3	900	(h)	4.45%, 10/15/09	894,833
			Ryland Group, Inc. (The), Sr. Notes,
Ba1	495		5.375%, 6/1/08	514,800
			Safeway, Inc., Notes,
Baa2	800		4.95%, 8/16/10	812,242
			SBC Communications, Inc., Bonds,
A1	225		6.45%, 6/15/34	230,369
			Southern California Edison Co., First Mtge. Bonds,
Baa1	2,000		6.375%, 1/15/06	2,085,836
			Southwest Airlines Co., Notes,
Baa1	650		5.25%, 10/1/14	646,469
			Sprint Capital Corp., Gtd. Notes,
			Notes,
Baa3	1,510		4.78%, 8/17/06	1,552,381
Baa3	900		6.90%, 5/1/19	985,354
Baa3	310		8.75%, 3/15/32	393,449
			Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes,
Ba1	780		7.375%, 5/1/07	840,450
			Sun Microsystems, Inc., Sr. Notes,
Baa3	1,525		7.50%, 8/15/06	1,625,103
			SunGard Data Systems, Inc., Sr. Notes,
Baa2	200		4.875%, 1/15/14	196,402
			Target Corp., Notes
A2	500		6.35%, 1/15/11	557,213
			Tele-Communications, Inc., Notes
Baa3	1,500		6.875%, 2/15/06	1,572,726
			Telecomunica de Puerto Rico, Inc., Sr. Notes,
Baa1	1,800		6.65%, 5/15/06	1,894,153
Baa1	1,150		6.80%, 5/15/09	1,262,979
			TeleCorp PCS, Inc., Sr. Sub. Note,
Baa2	1,765		10.625%, 7/15/10	1,960,378
			Time Warner, Inc., Debs.,
Baa1	65		7.70%, 5/1/32	75,582

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
			Notes,
Baa1	900		5.58%, 5/1/05	916,136
Baa1	1,000	(b)	6.875%, 5/1/12	1,115,677
			Tosco Corp., Notes,
A3	750		7.25%, 1/1/07	813,277
			TXU Corp., Notes,
Ba1	400		4.446%, 11/16/06	407,747
			Tyson Foods, Inc., M.T.N.,
Baa3	275		6.625%, 10/17/05	283,834
			Notes,
Baa3	375		7.25%, 10/1/06	402,157
			Unisys Corp., Sr. Notes,
Ba1	330		8.125%, 6/1/06	351,863
			United Technologies Corp., Notes,
A2	225		7.125%, 11/15/10	260,120
			Verizon New York, Inc., Debs.,
Baa2	415	(b)	7.375%, 4/1/32	461,750
			Waste Management, Inc., Debs.,
Baa3	1,150		7.65%, 3/15/11	1,327,613
			Sr. Notes,
Baa3	800		7.75%, 5/15/32	970,194
			Wells Fargo & Co., Sub. Notes,
Aa2	1,000		5.125%, 9/15/16	1,004,071
			Westar Energy, Inc., First Mtge. Bonds,
Ba1	400		6.00%, 7/1/14	429,901
			Wyeth, Sr. Notes,
Baa1	210		6.45%, 2/1/24	215,364
			Xcel Energy, Inc., Sr. Notes,
Baa1	775		3.40%, 7/1/08	763,462
			Yum! Brands, Inc., Sr. Notes,
Baa3	350		7.45%, 5/15/05	359,846
Baa3	840		8.875%, 4/15/11	1,044,422

			Total domestic corporate bonds	150,122,207

Foreign Corporate Bonds(d) 6.6%

			Alcan, Inc., (Canada), Notes,
Baa1	1,500		6.125%, 12/15/33	1,557,258
			Bombardier, Inc. (Canada), Notes,
Baa3	800	(h)	6.75%, 5/1/12	729,976
			British Telecommunications PLC (United Kingdom), Notes,
Baa1	805		8.875%, 12/15/30	1,057,532
			Burlington Resources Finance Co. (Canada), Gtd. Notes,
Baa1	160		6.50%, 12/1/11	180,210
			Carnival PLC (United Kingdom), Gtd. Notes,
A3	225		7.30%, 6/1/07	245,364
			Cemex S.A. (Mexico), Notes,
Ba1	1,250		9.625%, 10/1/09	1,512,500

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont'd.

Moody's Rating	Principal Amount (000)		Description	Value
			Cho Hung Bank (South Korea), Sr. Sub. Notes,
Baa2	615	(g)(h)	11.50%, 4/1/10	641,138
Baa2	700	(g)(h)	11.875%, 4/1/10	730,625
			Conoco Funding Co. (Canada), Gtd. Notes,
A3	1,160		6.35%, 10/15/11	1,293,667
			Crown Cork & Seal Finance PLC (United Kingdom), Notes
B3	875	(b)	7.00%, 12/15/06	901,250
			Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes,
Baa2	400		8.25%, 6/15/05	415,463
Baa2	300		8.50%, 6/15/10	359,576
Baa2	185		8.75%, 6/15/30	239,127
Baa2	205		9.25%, 6/1/32	285,743
			Empresa Nacional de Electricidad S.A. (Chile), Notes,
Ba2	185		8.35%, 8/1/13	206,507
			EnCana Corp. (Canada), Bonds,
Baa2	120		6.50%, 8/15/34	128,260
			Enersis S.A., (Chile), Bonds
Ba2	1,000		7.375%, 1/15/14	1,048,115
			Equus Cayman Finance Ltd. (Cayman Islands), Notes,
Ba1	215	(h)	5.50%, 9/12/08	222,121
			Kasikornbank Public Co. Ltd. (Thailand), Sr. Sub. Notes,
Baa2	430	(h)	8.25%, 8/21/16	482,482
			Kazkommerts International BV (Netherlands), Gtd. Notes,
Baa2	705	(h)	7.875%, 4/7/14	678,563
			Korea East-West Power Co. Ltd. (South Korea), Sr. Sub. Notes,
A3	400		4.875%, 4/21/11	402,395
			Mizuho Financial Group Ltd. (Cayman Islands), Sr. Sub. Notes,
Baa1	490		5.79%, 4/15/14	505,547
			Petroleos Mexicanos (Mexico), Notes, Ser. P,
Baa1	800	(h)	9.50%, 9/15/27	976,000
			Capital Ltd. (Malaysia), Gtd. Notes,
Baa1	1,530		7.00%, 5/22/12	1,742,935
			Rogers Cable, Inc. (Canada), Sr. Sec'd. Notes,
Ba2	450		6.14%, 6/15/13	441,000
Ba2	530		5.12%, 3/15/14	487,600
			Rogers Cablesystems, Ltd. (Canada), Sr. Sec'd. Notes, Ser. B
Ba2	875		10.00%, 3/15/05	900,156
			Royal & Sun Alliance Insurance Group PLC (United Kingdom), Gtd Notes,
Ba2	125		8.95%, 10/15/29	155,509
			Santander Central Hispano Issuances (Spain), Notes,
A1	355		7.625%, 9/14/10	416,796
			Telecom Italia Capital (Luxembourg), Gtd. Notes,
Baa2	500	(h)	6.00%, 9/30/34	488,378
			Telus Corp. (Canada),

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont'd.

Moody's Rating	Principal Amount (000)		Description	Value
			Notes,
Baa3	1,310		7.50%, 6/1/07	1,436,490
Baa3	500		8.00%, 6/1/11	585,869
			Transocean, Inc. (Cayman Islands), Notes,
Baa2	65		7.50%, 4/15/31	77,177
			Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	205		6.75%, 2/15/11	230,643
			Vodafone Group PLC (United Kingdom), Notes,
A2	490		5.375%, 1/30/15	506,673

			Total foreign corporate bonds(d)	22,268,645

Foreign Government Securities 3.4%
			Brazilian Government Bonds, Bonds,
B1	165	(d)	11.25%, 7/26/07	188,100
			Notes,
B1	1,500	(b)(d)	9.25%, 10/22/10	1,608,750
			Canadian Government Bonds,
Aaa	CAD 4,395		5.00%, 6/1/14	3,576,982
			Croatian Government Bonds, Ser. B, F.R.N.
Baa3	$248	(g)(d)	2.813%, 7/31/06	247,831
			Peru Government Bonds,
Ba3	220	(g)(d)	4.50%, 3/7/05	195,250
			Philippines Government Bonds,
Ba2	155	(b)(d)	9.875%, 3/16/10	172,438
Ba2	550	(d)	10.625%, 3/16/25	587,125
			Russian Government Bonds,
Baa3	1,000	(d)	5.00%, 3/31/30	962,500
Baa3	390	(d)(h)	10.00%, 6/26/07	439,725
			Turkish Government Bonds,
B1	565	(d)	11.75%, 6/15/10	700,600
			United Mexican States (Mexico), Notes,
Baa2	665	(d)	8.125%, 12/30/19	763,088
Baa2	1,815	(d)	8.375%, 1/14/11	2,128,087

			Total foreign government securities	11,570,476

Foreign Structured Notes 0.3%
			Preferred Term Securities X Ltd. (Cayman Islands), Sr. Notes, Class A, F.R.N.
Aaa	1,100	(g)(d)(h)	2.306%, 7/3/33	1,104,400

Collateralized Mortgage Obligations 1.5%
			Master Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-4, Class 4A1,
Aaa	940		5.00%, 4/25/19	943,350
			Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A-3,
Aaa	3,170	(g)	4.17%, 2/25/34	3,204,234
			Washington Mutual, Ser. 2002-AR15, Class A-5,

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Aaa	918	(g)	4.38%, 12/25/32	920,382

			Total collateralized mortgage obligations	5,067,966

Commercial Mortgage Backed Securities 6.1%
			Bear Stearns Commercial Mortgage Securities, Inc.,
			Ser. 2003-T10, Class X2, I.O.,
AAA(f)	12,725	(g)	1.268%, 3/13/40	726,073
			Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4,
Aaa	3,300		4.111%, 7/5/35	3,182,553
			Ser. 2003-C2, Class A-3,
Aaa	1,235		4.533%, 1/5/36	1,247,442
			J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2,
Aaa	1,500		5.255%, 7/12/37	1,563,213
			Ser. 2003-ML1A, Class A-2,
Aaa	1,740		4.767%, 3/12/39	1,759,214
			LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A-3,
Aaa	1,295		4.83%, 11/15/27	1,327,010
			Morgan Stanley Dean Witter Capital I, Ser. 2000-A3,
Aaa	750		7.36%, 2/23/34	828,028
			Ser. 2004-IQ7, Class A-4,
AAA(f)	2,600	(g)	4.699%, 6/15/38	2,740,624
			PNC Mortgage Acceptance Corp., Ser. 1999, Class A-1B,
AAA(f)	1,835		7.33%, 12/10/32	2,082,932
			Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2,
AAA(f)	3,930		4.867%, 2/15/35	3,995,153
			Ser. 2003-C9, Class A-3,
AAA(f)	1,245		4.608%, 12/15/35	1,264,579

			Total commercial mortgage backed securities	20,716,821

Mortgage Backed Securities 32.6%
			Federal Home Loan Mortgage Corp.,
	529	(e)	4.50%, 11/1/18	528,637
	365	(e)	4.50%, 3/1/19	363,750
	668	(e)	4.50%, 4/1/19	667,553
	4,943	(e)	4.50%, 5/1/19	4,930,308
	1,113	(e)	4.50%, 6/1/19	1,111,298
	319	(e)	4.50%, 7/1/19	318,211
	2,945	(e)	5.00%, 1/1/19	2,997,150
	955	(e)	5.00%, 10/1/33	948,528
	3,668	(e)	5.50%, 10/1/33	3,737,460
	148	(e)	5.50%, 7/1/34	149,799
	2,804	(e)	6.00%, 11/1/33	2,900,083
	2,000		6.00%, TBA	2,065,000
	86	(e)	6.50%, 7/1/32	90,260
	249	(e)	6.50%, 8/1/32	260,900

Dryden Total Return Bond Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
	604	(e)	6.50%, 9/1/32	633,609
	799	(e)	6.50%, 11/1/33	839,396
	629	(e)	7.00%, 9/1/32	667,356
			Federal National Mortgage Association,
	1,958	(e)	4.00%, 5/1/19	1,910,166
	980	(e)	4.00%, 6/1/19	955,190
	888	(e)	4.50%, 6/1/18	887,435
	3,120	(e)	4.50%, 3/1/19	3,112,840
	1,976	(e)	4.50%, 5/1/19	1,970,992
	2,997	(e)	4.50%, 8/1/33	2,893,191
	1,967	(e)	5.00%, 1/1/19	2,002,272
	6,217	(e)	5.00%, 7/1/33	6,167,201
	4,740	(e)	5.00%, 3/1/34	4,702,312
	3,043	(e)	5.00%, 4/1/34	3,019,031
	210	(e)	5.50%, 1/1/17	217,828
	356	(e)	5.50%, 2/1/17	368,772
	403	(e)	5.50%, 4/1/17	417,277
	113	(e)	5.50%, 5/1/17	117,265
	1,020	(e)	5.50%, 7/1/33	1,035,269
	1,807	(e)	5.50%, 9/1/33	1,835,007
	1,841	(e)	5.50%, 10/1/33	1,869,846
	18,695	(e)	5.50%, 1/1/34	18,983,900
	919	(e)	5.50%, 2/1/34	933,078
	627	(e)	6.00%, 9/1/17	657,530
	3,845	(e)	6.00%, 2/1/23	4,009,153
	173	(e)	6.00%, 11/1/32	179,597
	211	(e)	6.00%, 10/1/33	218,184
	1,492	(e)	6.00%, 11/1/33	1,545,628
	5,000		6.00%, TBA	5,196,405
	2,354	(e)	6.50%, 12/1/17	2,493,145
	775	(e)	6.50%, 8/1/32	813,608
	2,465	(e)	6.50%, 9/1/32	2,592,270
	286	(e)	6.50%, 10/1/32	300,057
	1,167	(e)	6.50%, 4/1/33	1,225,289
	788	(e)	6.50%, 11/1/33	827,287
	600		6.50%, TBA	629,250
	183	(e)	7.00%, 3/1/32	194,577
	382	(e)	7.00%, 5/1/32	405,423
	252	(e)	7.00%, 6/1/32	267,054
			Government National Mortgage Association,
	5,767	(e)	5.50%, 4/20/34	5,865,174
	659	(e)	6.00%, 1/15/33	684,506
	160	(e)	6.00%, 3/15/33	165,839
	333	(e)	6.00%, 5/15/33	345,656
	214	(e)	6.00%, 6/15/33	222,359
	347	(e)	6.00%, 12/15/33	359,889
	1,785	(e)	6.50%, 9/15/32	1,884,943
	2,070	(e)	6.50%, 11/15/33	2,186,283

			Total mortgage backed securities	109,877,276

Dryden Total Return Bond Fund, Inc.

Portfolio Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value
Structured Notes 1.0%
			Dow Jones CDX High Yield Trust, Pass Thru Certs., Series 3-1,
B3	1,500	(b)(h)	7.75%, 12/29/09	1,518,750
			Series 3-2,
Ba3	750	(b)(h)	6.375%, 12/29/09	765,000
			Series 3-3,
B3	1,000	(b)(h)	8.00%, 12/29/09	1,001,875

			Total structured notes	3,285,625

U.S. Government & Agency Obligations 1.9%
			Federal Home Loan Bank, Bonds,
	4,135		5.25%, 6/18/14	4,334,282
			United States Treasury Bonds,
	110	(b)	5.375%, 2/15/31	117,837
	595	(b)	6.25%, 8/15/23	694,802
			United States Treasury Notes,
	350		2.50%, 9/30/06	349,248
	430	(b)	3.375%, 9/15/09	430,084
	650		4.25%, 8/15/14	656,703

			Total U.S. government & agency obligations	6,582,956

			Total long-term investments (cost $329,284,993)	338,561,223

SHORT-TERM INVESTMENT 6.0%
Mutual Fund
	Shares
	20,377,539	(c)	Dryden Core Investment Fund-Taxable Money Market Series (cost $20,377,539)	20,377,539

			Total Investments 106.3% (cost $349,662,532)(l)	358,938,762

			Variation Margin on Open Futures Contracts, net(i)	(24,306)
			Unrealized Depreciation on Forward Currency Contracts, net(j)	(15,040)
			Unrealized Appreciation on Credit Default Swap Agreements, net(k)	30,258
			Liabilities in excess of other assets (includes cash collateral for securities on loan of $13,197,179)(6.3%)	(21,479,970)

			Net Assets 100.0%	$337,449,704

The following abbreviations are used in the portfolio descriptions:

CAD – Canadian Dollar.

F.R.N. – Floating Rate Note.

I.O.—Interest only.

M.T.N. – Medium Term Note.

TBA – To Be Announced Security.

USD – United States Dollar.

(a)	Portion of security segregated as collateral for financial futures contracts.

(b)	Portion of securities on loan with an aggregate market value of $13,452,242; cash collateral of $13,197,179 was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.

(d)	US$ denominated foreign bonds.

(e)	All or a portion of security segregated as collateral for TBA securities.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(i)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
	Long Positions:
124	U.S. Treasury 5 Yr. Notes	Dec. 04	$13,761,571	$13,733,000	$(28,571)
80	U.S.Treasury Bonds	Dec. 04	8,896,604	8,977,500	80,896
59	German Gov’t. 2 Yr. Notes	Dec. 04	7,749,617	7,761,239	11,622
16	German Gov’t. 10 Yr. Notes	Dec. 04	2,291,269	2,298,196	6,927

	Short Positions:
113	U.S.Treasury 10 Yr. Notes	Dec. 04	12,694,319	12,726,625	(32,306)
195	U.S.Treasury 5 Yr. Notes	Dec. 04	41,205,208	41,190,703	14,505

					$53,073

(j)	Outstanding forward foreign currency contract as of September 30, 2004 was as follows:

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value at September 30, 2004	Unrealized Depreciation
Canadian Dollars, expiring 10/28/04	$3,620,477	$3,635,517	$(15,040)

(k)	The Dryden Total Return Bond Fund entered into credit default swap agreements as of September 30, 2004. Detail of the swap agreements as of September 30, 2004 were as follows:

Counterparty	Maturity Date	Notional Amount	Spread Lock	Underlying Bond	Unrealized Appreciation
Morgan Stanley Capital Services, Inc. (a)	6/20/2009	1,000,000	0.82	Tyco International Ltd.	$18,409
Morgan Stanley Capital Services, Inc. (a)	9/20/2009	2,000,000	0.60	EnCana Corp.	11,849

					$30,258

(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$349,722,509	$10,696,883	$1,480,630	$9,216,253

The difference between book and tax basis are primarily attributable to difference in the treatment of amortization of premiums and deferred losses on wash sales.

The industry classification of portfolio holdings and other liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Mortgage Backed Securities	32.6
Electric Utility	7.3
Commercial Mortgage Backed Securities	6.1
Mutual Fund	6.0
Telecommunication Wirelines	5.0
Banking	3.4
Foreign Government Securities	3.7
Technology	2.9
Automotive	2.9
Asset Backed Securities	2.4
Health Care	2.2
Chemicals	2.1
U.S. Government & Agency Obligations	1.9
Independent Energy	1.6
Non-Captive Diversified Finance	1.6
Building Material	1.5
Media Cable	1.5
Collaterized Mortgage Obligations	1.5
Integrated Energy	1.5
Gas Pipelines	1.3
Gaming	1.2
Telecommunication Wireless	1.1
Real Estate Investment Trust	1.0
Structured Notes	1.0
Non-Captive Consumer Finance	0.9
Packaging	0.9
Food and Beverage	0.9
Retailers	0.9
Aerospace/Defense	0.8
Lodging	0.8
Other Industrials	0.7
Airlines	0.7
Environmental	0.7
Oil Field Services	0.7
Entertainment	0.6
Supermarkets	0.6
Media Non-Cable	0.5
Metals	0.5
Restaurants	0.4
Paper	0.4
Consumer Products	0.4
Foreign Structured Notes	0.3
Transportation	0.3
Pharmaceuticals	0.3
Insurance	0.2
Brokerage	0.2
Tobacco	0.2
Diversified Manufacturing	0.1

Total Investments	106.3%
Liabilities in excess of other assets	(6.3)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.